                      [LETTERHEAD OF BELL, BOYD & LLOYD]


                               February 27, 1996

Wanger Advisors Trust
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606

Ladies and Gentlemen:

                               RULE 24F-2 NOTICE
                               -----------------

          We have represented Wanger Advisors Trust, a Massachusetts business trust (the "Trust"), in connection with the filing with the Securities and Exchange Commission of the Trust's Rule 24f-2 Notice on Form 24f-2 for the year ended December 31, 1995, pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Rule 24f-2"). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the agreement and declaration of trust and bylaws of the Trust and resolutions of the board of trustees authorizing the issuance of shares.

          Based upon the foregoing examination, we are of the opinion that the following shares of beneficial interest, without par value, of the Trust sold during the 1995 fiscal year, including those shares with respect to which a registration fee is paid pursuant to rule 24f-2, were legally issued, fully paid and nonassessable (although shareholders of the Trust may be subject to liability under certain circumstances as described in the prospectus of the Trust included in its registration statement on Form N-1A):

                                             Shares for
                                              Which Fee      Shares Sold to
                                            Paid Pursuant       Separate
      Series of the Trust                   to Rule 24f-2      Accounts        All Shares Sold
      -------------------                   -------------    --------------    ---------------
Wanger U.S. Small Cap Advisor                   16,955          2,166,075         2,183,030

Wanger International Small Cap Advisor          34,758            810,424           845,182

          We consent to the filing of this opinion with the Fund's Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                    Very truly yours,

                                    /s/ Bell, Boyd & Lloyd

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer:

     Wanger Advisors Trust
     227 West Monroe Street, Suite 3000
     Chicago, Illinois 60606

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  2. Name of each series or class of funds for which this notice is filed:

     Wanger U.S. Small Cap Advisor
     Wanger International Small Cap Advisor


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  3. Investment Company Act File Number:  811-8748


     Securities Act File Number:  33-83548
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  4. Last day of fiscal year for which this notice is filed:  December 31, 1995

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [_]

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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None
--------------------------------------------------------------------------------
  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None
--------------------------------------------------------------------------------
  9. Number and aggregate sale price of securities sold during the fiscal year:

     Wanger U.S. Small Cap Advisor            16,887 shares;     $172,165
     Wanger International Small Cap Advisor   34,690 shares;      372,080
                                                                 --------
                                                                 $544,245

--------------------------------------------------------------------------------

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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Wanger U.S. Small Cap Advisor            16,887 shares;     $172,165
      Wanger International Small Cap Advisor   34,690 shares;      372,080
                                                                  --------
                                                                  $544,245


--------------------------------------------------------------------------------
  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Wanger U.S. Small Cap Advisor                68 shares;       $  682
      Wanger International Small Cap Advisor       68 shares;          682
                                                                    ------
                                                                    $1,364

--------------------------------------------------------------------------------
  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $  544,245
                                                                ----------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     +    1,364
                                                                ----------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -      -0-
                                                                ----------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              +      -0-
                                                                ----------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                           545,609
                                                                ----------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):            x   1/2900
                                                                ----------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi):                                          $   188.14
                                                                ==========

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
--------------------------------------------------------------------------------
  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      February 27, 1996

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                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Bruce H. Lauer
                               ---------------------------------
                                 Bruce H. Lauer
                                 Vice President and Treasurer
                               ---------------------------------

      Date  February 27, 1996
            -----------------

  *Please print the name and title of the signing officer below the signature.
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